[Protective Life Letterhead]

MAX BERUEFFY
Senior Associate Counsel
Writer's Direct Number: (205) 268-3581
Facsimile Number: (205) 268-3597
Toll-Free Number: (800) 627-0220
E-mail: max.berueffy@protective.com

October 30, 2008

VIA EDGAR

U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

  Re:
  Protective Life Insurance Company
  Protective Variable Annuity Separate Account, No. 811-8108
  ProtectiveRewards Elite, No. 333-153041
  Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4

Dear Commissioners:

        Protective Life Insurance Company (the "Company") is transmitting for filing with the Securities and Exchange Commission (the "Commission") Pre-Effective Amendment No. 1 to the Form N-4 Registration Statement referenced above for certain group and individual flexible premium deferred variable and fixed annuity contracts issued by the Company. The pre-effective amendment filing has been marked to show all changes since the initial filing of the registration statement, which was filed with the Commission on August 15, 2008.

        Please find attached acceleration requests from the Company and the underwriter of the contracts, requesting an effective date of October 31, 2008 for the registration statement.

        With regard to the above-referenced filing, the Company acknowledges that:

  •
  should the Commission or the staff acting pursuant to delegated authority, declare the filing effective, it does not foreclose the Commission from taking any action with respect to the filing;

  •
  the action of the Commission or the staff, acting pursuant to delegated authority, in declaring the filing effective, does not relieve the registrant from its full responsibility for the adequacy and accuracy of the disclosure in the filing; and

  •
  the registrant may not assert this action as defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

        If you have any questions, or require any additional information, please contact me at 205.268.3581. You may also contact Elisabeth Bentzinger with Sutherland Asbill & Brennan at 202.383.0717. We thank you for your assistance with this filing.

Very truly yours,
/s/ Max Berueffy Max Berueffy Senior Associate Counsel

Attachment

cc.
Elisabeth Bentzinger
Sutherland Asbill & Brennan